Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

14.  Subsequent Events

The Company has evaluated subsequent events and transactions through the date of this filing for potential recognition or disclosure in the financial statements and has noted no other subsequent events requiring recognition or disclosure other than as stated below.

On October 12, 2012, the Company received a deficiency notice from The Nasdaq Stock Market ("Nasdaq") stating that it no longer complies with Nasdaq Marketplace Rule 5550(a)(2) because the bid price of the Company's common stock closed below the required minimum $1.00 per share for the previous 30 consecutive business days. The notice also indicated that, in accordance with Marketplace Rule 5810(c)(3)(A), Plug Power has a period of 180 calendar days, until April 10, 2013, to regain compliance with Rule 5550(a)(2). If at any time before April 10, 2013 the bid price of the Company's common stock closes at $1.00 per share or more for a minimum of 10 consecutive business days, Nasdaq will notify the Company that it has regained compliance with Rule 5550(a)(2). In the event the Company does not regain compliance with Rule 5550(a)(2) prior to the expiration of the 180-day period, Nasdaq will notify the Company that its common stock is subject to delisting. The Company may appeal the delisting determination to a Nasdaq hearing panel and the delisting will be stayed pending until the panel's determination. At such hearing, the Company would present a plan to regain compliance and Nasdaq would then subsequently render a decision. The Company is currently evaluating its alternatives to resolve the listing deficiency.

22. Subsequent Events

The Company has evaluated subsequent events and transactions through the date of this filing for potential recognition or disclosure in the financial statements and has noted no other subsequent events requiring recognition or disclosure other than as stated below:

On January 24, 2012, the Company entered into a Master and Shareholders' Agreement with Axane, S.A., a subsidiary of Air Liquide, pursuant to which the Company and Axane formed a joint venture company based in France under the name Hypulsion (the "JV"). The principal purpose of the JV will be to develop and sell hydrogen fuel cell systems for the European material handling market. On February 29, 2012, the Company completed the formation of the JV and the Company and the JV entered into a Contribution and License Agreement and a Supply and Engineered Services Agreement.

On March 23, 2012, the Company and Broadridge Corporate Issuer Solutions, Inc., as rights agent, entered into Amendment No. 3 (the Rights Amendment) to the Shareholders Rights Agreement, dated as of June 23, 2009 (as amended, the Rights Agreement). The Rights Amendment provides that, generally, any beneficial ownership of shares of our common stock by affiliates and associates of AWM Investments Company, including but not limited to Special Situations Technology Fund, L.P., Special Situations Technology Fund II, L.P., and Special Situations Private Equity Fund, L.P., (collectively, SSF) will not cause the preferred stock purchase rights to become exercisable under the Rights Agreement, so long as SSF and their affiliates and associates do not at any time beneficially own shares of our common stock equaling or exceeding three percent more than the percentage of the then outstanding shares of common stock beneficially owned by SSF and their affiliates and associates immediately following the closing of our public offering on March 28, 2012.

On March 28, 2012, the Company complete an underwritten public offering of 13,000,000 shares of common stock. The shares were sold at $1.15 per share for gross proceeds of approximately $15.0 million. Net proceeds, after underwriting discounts and commissions and other estimated fees and expenses payable by the Company, were approximately $13.6 million. The Company intends to use the net proceeds of the offering for general corporate purposes, which may include working capital, capital expenditures, research and development expenditures, commercial expenditures, acquisitions of new technologies or businesses that are complementary to its current technologies or business focus, and investments. In connection with the offering, the Company has granted the underwriter a 45-day option to purchase up to an additional 1,950,000 shares of common stock to cover over-allotments.

On March 29, 2012, the Company sold 1,950,000 additional shares of common stock, pursuant to the underwriter’s exercise of its over-allotment option in connection with the Company’s recently announced public offering, resulting in additional net proceeds to the Company of $2,085,525.